Related Parties (Details 2 - Textuals) - BRL (R$) R$ in Thousands		12 Months Ended
	Feb. 24, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Parties
Interest on equity payable to the controlling shareholders		R$ 178,697
Key management personnel compensation		29,386	R$ 17,306	R$ 17,139
Expenses recognized in the profit or loss statement		R$ 21,263	R$ 7,346	R$ 10,106
Variable compensation - Units
Related Parties
Percentage of retained bonus		50.00%
Variable compensation - Cash
Related Parties
Percentage of retained bonus		50.00%
Percentage of retained bonus paid in cash after closing of fiscal year of acquisition		60.00%
Percentage of remaining retained bonus paid in annual installments		40.00%
Executive key management
Related Parties
Key management personnel compensation	R$ 23,500